Annual Total Returns - FidelityCapitalAppreciationFund-RetailPRO - FidelityCapitalAppreciationFund-RetailPRO - Fidelity Capital Appreciation Fund - Fidelity Capital Appreciation Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	35.96%
Annual Return 2014	10.84%
Annual Return 2015	1.64%
Annual Return 2016	3.18%
Annual Return 2017	23.94%
Annual Return 2018	(4.92%)
Annual Return 2019	30.00%
Annual Return 2020	33.80%
Annual Return 2021	24.23%
Annual Return 2022	(21.17%)